Trade Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Trade Accounts and Notes Receivable
6.	Trade Accounts and Notes Receivable
Trade accounts and notes receivable as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Current
Trade accounts and notes receivable	￦	9,382,308	9,654,809
Due from customers for contract work		1,704,256	1,488,180
Less: Allowance for doubtful accounts		(283,575)	(321,501)

	￦	10,802,989	10,821,488

Non-current
Trade accounts and notes receivable	￦	89,839	72,387
Less: Allowance for doubtful accounts		(47,323)	(44,608)

	￦	42,516	27,779

The Company discounted trade accounts receivable in accordance with trade accounts receivable factoring agreements with financial institutions for the years ended December 31, 2023 and 2024. This transaction is a transaction with recourse right because the Company is obligated to pay the amount to the bank, etc. if the trade accounts receivable are not recovered at maturity, and the transaction is accounted for as secured borrowing. As of December 31, 2023 and 2024, the book value of the trade accounts receivable from the transaction is
￦
132,942 million and
￦
119,076 million, respectively, and the amount is included in the short-term borrowings.